DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

May 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.5%
Basic Materials - 6.1%
Chemicals - 3.2%
Blue Cube Spinco LLC
9.75%, 10/15/23	$225,000	$234,701
10.00%, 10/15/25	220,000	232,418
Chemours Co.
6.625%, 5/15/23	319,000	320,628
7.00%, 5/15/25(a)	200,000	194,521
5.375%, 5/15/27	150,000	135,277
Consolidated Energy Finance SA
6.875%, 6/15/25, 144A	200,000	171,377
6.50%, 5/15/26, 144A	100,000	82,356
Element Solutions, Inc., 144A
5.875%, 12/1/25	250,000	257,606
Hexion, Inc., 144A
7.875%, 7/15/27	120,000	107,479
INEOS Group Holdings SA, 144A
5.625%, 8/1/24	220,000	218,485
Methanex Corp.
5.25%, 12/15/29	200,000	175,032
NOVA Chemicals Corp.
5.25%, 8/1/23, 144A	197,000	188,256
4.875%, 6/1/24, 144A	450,000	415,172
5.25%, 6/1/27, 144A	300,000	254,680
OCI NV
6.625%, 4/15/23, 144A	200,000	205,000
5.25%, 11/1/24, 144A	200,000	197,000
Olin Corp.
9.50%, 6/1/25, 144A	150,000	164,063
5.625%, 8/1/29	250,000	226,534
5.00%, 2/1/30	225,000	194,021
Starfruit Finco BV / Starfruit US Holdco LLC, 144A
8.00%, 10/1/26(a)	150,000	155,465
Tronox, Inc.
6.50%, 5/1/25, 144A	150,000	154,875
6.50%, 4/15/26, 144A	150,000	142,402

(Cost $4,632,617)		4,427,348

Forest Products & Paper - 0.2%
Mercer International, Inc.
7.375%, 1/15/25
(Cost $213,938)	200,000	196,729

Iron/Steel - 1.0%
Allegheny Technologies, Inc.
7.875%, 8/15/23	155,000	142,957
Cleveland-Cliffs, Inc.
4.875%, 1/15/24, 144A	150,000	136,297
9.875%, 10/17/25, 144A	300,000	310,452
6.75%, 3/15/26, 144A	200,000	182,469
5.875%, 6/1/27	150,000	104,597
United States Steel Corp.
12.00%, 6/1/25, 144A	200,000	201,000
6.875%, 8/15/25(a)	246,000	165,461
6.25%, 3/15/26(a)	200,000	125,463

(Cost $1,578,791)		1,368,696

Mining - 1.7%
Alcoa Nederland Holding BV
6.75%, 9/30/24, 144A	240,000	244,348
7.00%, 9/30/26, 144A	150,000	154,130
6.125%, 5/15/28, 144A	150,000	146,653
Arconic Corp., 144A
6.125%, 2/15/28	150,000	146,344
Constellium SE
5.75%, 5/15/24, 144A	250,000	251,979
5.875%, 2/15/26, 144A	250,000	253,261
Freeport-McMoRan, Inc.
5.00%, 9/1/27	185,000	188,203
5.25%, 9/1/29(a)	185,000	190,516
Hudbay Minerals, Inc., 144A
7.625%, 1/15/25	210,000	191,456
Joseph T Ryerson & Son, Inc., 144A
11.00%, 5/15/22	122,000	122,380
Novelis Corp., 144A
4.75%, 1/30/30	490,000	467,874

(Cost $2,350,723)		2,357,144

Communications - 21.6%
Advertising - 0.9%
Lamar Media Corp.
5.00%, 5/1/23	206,000	207,414
5.75%, 2/1/26	100,000	104,356
4.00%, 2/15/30, 144A	125,000	120,703
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.625%, 2/15/24	185,000	186,407
5.00%, 8/15/27, 144A	200,000	195,155
4.625%, 3/15/30, 144A	150,000	138,347
Terrier Media Buyer, Inc., 144A
8.875%, 12/15/27	300,000	291,938

(Cost $1,292,620)		1,244,320

Internet - 1.0%
Photo Holdings Merger Sub, Inc., 144A
8.50%, 10/1/26	250,000	227,236

Uber Technologies, Inc.
7.50%, 11/1/23, 144A	150,000	152,905
7.50%, 5/15/25, 144A	200,000	199,750
8.00%, 11/1/26, 144A	450,000	457,776
7.50%, 9/15/27, 144A	400,000	407,262

(Cost $1,453,734)		1,444,929

Media - 11.7%
Altice Financing SA
7.50%, 5/15/26, 144A	750,000	791,389
5.00%, 1/15/28, 144A	450,000	455,203
AMC Networks, Inc.
4.75%, 12/15/22	128,000	128,355
5.00%, 4/1/24	300,000	301,687
4.75%, 8/1/25(a)	248,000	250,506
Cengage Learning, Inc., 144A
9.50%, 6/15/24	175,000	118,763
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24	571,000	525,591
5.125%, 8/15/27, 144A	400,000	400,926
CSC Holdings LLC
7.75%, 7/15/25, 144A	275,000	287,886
7.50%, 4/1/28, 144A	300,000	333,872
6.50%, 2/1/29, 144A	450,000	497,837
5.75%, 1/15/30, 144A	600,000	630,939
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 8/15/26, 144A	900,000	717,606
6.625%, 8/15/27, 144A	550,000	332,923
DISH DBS Corp.
6.75%, 6/1/21	675,000	690,036
5.875%, 7/15/22	484,000	498,493
5.00%, 3/15/23	450,000	449,584
5.875%, 11/15/24	550,000	544,442
7.75%, 7/1/26	675,000	701,875
Entercom Media Corp.
7.25%, 11/1/24, 144A(a)	165,000	133,426
6.50%, 5/1/27, 144A	100,000	88,356
Gray Television, Inc.
5.125%, 10/15/24, 144A	180,000	182,269
5.875%, 7/15/26, 144A	125,000	129,352
7.00%, 5/15/27, 144A	250,000	264,641
iHeartCommunications, Inc.
6.375%, 5/1/26	200,000	210,408
8.375%, 5/1/27	400,000	374,926
5.25%, 8/15/27, 144A	250,000	245,504
4.75%, 1/15/28, 144A	175,000	168,314
LCPR Senior Secured Financing DAC, 144A
6.75%, 10/15/27	350,000	364,940
Meredith Corp.
6.875%, 2/1/26	400,000	371,662
Nexstar Broadcasting, Inc.
5.625%, 8/1/24, 144A	200,000	204,521
5.625%, 7/15/27, 144A	550,000	565,023
Sinclair Television Group, Inc.
5.625%, 8/1/24, 144A	150,000	148,891
5.125%, 2/15/27, 144A	100,000	93,394
5.50%, 3/1/30, 144A(a)	150,000	137,597
Sirius XM Radio, Inc., 144A
5.50%, 7/1/29	400,000	429,926
TEGNA, Inc.
4.625%, 3/15/28, 144A	300,000	285,704
5.00%, 9/15/29, 144A	350,000	330,423
Univision Communications, Inc.
5.125%, 5/15/23, 144A	350,000	341,250
5.125%, 2/15/25, 144A	475,000	455,589
UPC Holding BV, 144A
5.50%, 1/15/28	250,000	241,921
Virgin Media Finance PLC, 144A
6.00%, 10/15/24	200,000	206,229
Virgin Media Secured Finance PLC, 144A
5.50%, 5/15/29	250,000	263,079
Ziggo Bond Co. BV
6.00%, 1/15/27, 144A	100,000	104,802
5.125%, 2/28/30, 144A	150,000	154,102
Ziggo BV
5.50%, 1/15/27, 144A	565,000	595,592
4.875%, 1/15/30, 144A	200,000	206,581

(Cost $16,371,362)		15,956,335

Telecommunications - 8.0%
Altice France Holding SA
10.50%, 5/15/27, 144A	450,000	500,625
6.00%, 2/15/28, 144A	375,000	367,500
Altice France SA
7.375%, 5/1/26, 144A	1,600,000	1,687,704
8.125%, 2/1/27, 144A	450,000	496,039
5.50%, 1/15/28, 144A	350,000	361,205
C&W Senior Financing DAC, 144A
6.875%, 9/15/27	400,000	395,838
CenturyLink, Inc.
Series S, 6.45%, 6/15/21	500,000	515,312
Series W, 6.75%, 12/1/23	130,000	141,471
Series Y, 7.50%, 4/1/24	306,000	337,397
5.625%, 4/1/25	150,000	154,891
5.125%, 12/15/26, 144A	389,000	394,106
Cincinnati Bell, Inc., 144A
7.00%, 7/15/24	200,000	206,623
CommScope Technologies LLC
6.00%, 6/15/25, 144A	400,000	390,138
5.00%, 3/15/27, 144A	200,000	183,631

CommScope, Inc.
5.50%, 3/1/24, 144A	300,000	309,316
5.50%, 6/15/24, 144A	335,000	330,389
6.00%, 3/1/26, 144A	500,000	526,952
8.25%, 3/1/27, 144A(a)	250,000	261,204
Connect Finco SARL / Connect US Finco LLC, 144A
6.75%, 10/1/26	650,000	631,517
Consolidated Communications, Inc.
6.50%, 10/1/22	160,000	153,919
DKT Finance ApS, 144A
9.375%, 6/17/23	200,000	202,000
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A
9.875%, 5/1/24	250,000	232,474
GTT Communications, Inc., 144A
7.875%, 12/31/24	175,000	97,672
Hughes Satellite Systems Corp.
7.625%, 6/15/21	200,000	209,495
6.625%, 8/1/26	250,000	261,753
Intrado Corp., 144A
8.50%, 10/15/25	350,000	254,844
Level 3 Financing, Inc.
5.625%, 2/1/23	175,000	175,872
Metropolitan Light Co. Ltd., 144A
5.50%, 11/21/22	200,000	202,436
Sable International Finance Ltd., 144A
5.75%, 9/7/27	200,000	201,848
ViaSat, Inc.
5.625%, 9/15/25, 144A	200,000	195,479
5.625%, 4/15/27, 144A	200,000	201,463
Zayo Group Holdings, Inc., 144A
6.125%, 3/1/28	300,000	296,954

(Cost $10,867,973)		10,878,067

Consumer, Cyclical - 21.0%
Airlines - 0.8%
American Airlines Group, Inc.
5.00%, 6/1/22, 144A	300,000	174,470
3.75%, 3/1/25, 144A	125,000	61,269
Delta Air Lines, Inc.
3.625%, 3/15/22	200,000	181,670
3.80%, 4/19/23	170,000	151,206
2.90%, 10/28/24	255,000	206,635
4.375%, 4/19/28	170,000	138,627
3.75%, 10/28/29	190,000	147,976
United Airlines Holdings, Inc.
4.25%, 10/1/22	120,000	96,488

(Cost $1,214,496)		1,158,341

Apparel - 0.1%
Michael Kors USA, Inc., 144A
4.25%, 11/1/24
(Cost $135,238)	155,000	135,238

Auto Manufacturers - 5.4%
Ford Motor Co.
8.50%, 4/21/23	1,200,000	1,246,500
9.00%, 4/22/25	1,000,000	1,048,750
4.346%, 12/8/26	400,000	351,580
9.625%, 4/22/30(a)	350,000	389,375
Ford Motor Credit Co. LLC
5.596%, 1/7/22	300,000	300,750
3.339%, 3/28/22	300,000	291,009
3.35%, 11/1/22	500,000	475,105
4.14%, 2/15/23	500,000	487,260
5.584%, 3/18/24	800,000	798,760
4.063%, 11/1/24	400,000	377,500
4.687%, 6/9/25	500,000	481,340
4.271%, 1/9/27	200,000	182,708
5.113%, 5/3/29	300,000	279,375
Jaguar Land Rover Automotive PLC
5.625%, 2/1/23, 144A(a)	250,000	210,779
4.50%, 10/1/27, 144A	125,000	85,675
Navistar International Corp.
9.50%, 5/1/25, 144A	100,000	108,000
6.625%, 11/1/25, 144A	350,000	328,162

(Cost $7,159,156)		7,442,628

Auto Parts & Equipment - 1.9%
Adient Global Holdings Ltd., 144A
4.875%, 8/15/26	270,000	227,483
Adient US LLC, 144A
9.00%, 4/15/25	150,000	160,686
American Axle & Manufacturing, Inc.
6.25%, 4/1/25	150,000	141,766
6.25%, 3/15/26	98,000	91,433
6.50%, 4/1/27	170,000	159,486
Dana, Inc.
5.50%, 12/15/24	150,000	150,547
Goodyear Tire & Rubber Co.
5.125%, 11/15/23	297,000	287,904
9.50%, 5/31/25	250,000	263,300
5.00%, 5/31/26	50,000	46,362
4.875%, 3/15/27	375,000	346,007
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 144A
8.50%, 5/15/27	600,000	589,389
Tenneco, Inc.
5.00%, 7/15/26(a)	125,000	64,107

(Cost $2,672,877)		2,528,470

Distribution/Wholesale - 0.8%
Core & Main LP, 144A
6.125%, 8/15/25	125,000	122,577

KAR Auction Services, Inc., 144A
5.125%, 6/1/25	297,000	281,376
Performance Food Group, Inc., 144A
5.50%, 10/15/27	300,000	294,985
Wolverine Escrow LLC
8.50%, 11/15/24, 144A	200,000	133,521
9.00%, 11/15/26, 144A	300,000	200,099
13.125%, 11/15/27, 144A	150,000	94,969

(Cost $1,368,287)		1,127,527

Entertainment - 3.4%
AMC Entertainment Holdings, Inc.
10.50%, 4/15/25, 144A(a)	100,000	88,500
5.75%, 6/15/25	200,000	53,500
5.875%, 11/15/26	180,000	46,350
6.125%, 5/15/27	137,000	35,277
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, 10/15/25	500,000	446,563
Cedar Fair LP, 144A
5.25%, 7/15/29	155,000	146,891
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.375%, 4/15/27	150,000	142,957
Cinemark USA, Inc.
5.125%, 12/15/22	122,000	109,009
4.875%, 6/1/23	250,000	218,279
Cirsa Finance International SARL, 144A
7.875%, 12/20/23	200,000	185,016
International Game Technology PLC
6.25%, 2/15/22, 144A	550,000	562,526
6.50%, 2/15/25, 144A	250,000	258,374
6.25%, 1/15/27, 144A	200,000	203,963
Lions Gate Capital Holdings LLC
6.375%, 2/1/24, 144A	100,000	101,189
5.875%, 11/1/24, 144A	200,000	195,229
Live Nation Entertainment, Inc.
4.875%, 11/1/24, 144A	154,000	147,550
4.75%, 10/15/27, 144A	315,000	292,892
Merlin Entertainments Ltd., 144A
5.75%, 6/15/26	150,000	144,591
Scientific Games International, Inc.
5.00%, 10/15/25, 144A	301,000	282,466
8.25%, 3/15/26, 144A	350,000	322,056
7.00%, 5/15/28, 144A	200,000	176,463
7.25%, 11/15/29, 144A	150,000	132,347
Six Flags Entertainment Corp.
4.875%, 7/31/24, 144A	275,000	259,216
5.50%, 4/15/27, 144A	160,000	149,170

(Cost $5,169,523)		4,700,374

Home Builders - 0.5%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.25%, 9/15/27, 144A	250,000	238,704
4.875%, 2/15/30, 144A	75,000	63,845
Taylor Morrison Communities, Inc.
5.875%, 1/31/25, 144A	100,000	101,719
5.875%, 6/15/27, 144A	200,000	198,081
5.75%, 1/15/28, 144A	95,000	93,913

(Cost $713,117)		696,262

Leisure Time - 1.2%
24 Hour Fitness Worldwide, Inc., 144A
8.00%, 6/1/22	100,000	3,000
Carlson Travel, Inc., 144A
6.75%, 12/15/23	200,000	130,729
NCL Corp. Ltd.
12.25%, 5/15/24, 144A	200,000	215,500
3.625%, 12/15/24, 144A	150,000	90,469
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	200,000	166,126
3.70%, 3/15/28	150,000	101,493
Sabre GLBL, Inc.
5.375%, 4/15/23, 144A	198,000	187,626
5.25%, 11/15/23, 144A	206,000	195,312
9.25%, 4/15/25, 144A	150,000	161,812
Viking Cruises Ltd.
13.00%, 5/15/25, 144A	150,000	162,750
5.875%, 9/15/27, 144A	270,000	162,725

(Cost $1,764,485)		1,577,542

Lodging - 2.6%
Boyd Gaming Corp.
8.625%, 6/1/25, 144A	50,000	53,538
6.375%, 4/1/26	250,000	249,254
6.00%, 8/15/26	250,000	244,017
4.75%, 12/1/27, 144A	300,000	276,981
Diamond Resorts International, Inc.
7.75%, 9/1/23, 144A	20,000	17,462
10.75%, 9/1/24, 144A(a)	250,000	177,786
MGM Resorts International
7.75%, 3/15/22	250,000	260,769
6.00%, 3/15/23	490,000	492,399
6.75%, 5/1/25	200,000	203,614
Station Casinos LLC
5.00%, 10/1/25, 144A	150,000	135,281
4.50%, 2/15/28, 144A	225,000	198,984
Wyndham Destinations, Inc.
4.25%, 3/1/22	300,000	297,415
3.90%, 3/1/23	75,000	69,926
5.75%, 4/1/27	150,000	136,154

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50%, 3/1/25, 144A	300,000	291,746
5.25%, 5/15/27, 144A	450,000	418,079

(Cost $3,666,245)		3,523,405

Retail - 4.3%
Beacon Roofing Supply, Inc., 144A
4.875%, 11/1/25	400,000	378,922
Ferrellgas LP / Ferrellgas Finance Corp.
6.75%, 6/15/23(a)	150,000	120,547
10.00%, 4/15/25, 144A	200,000	214,500
Gap, Inc.
8.625%, 5/15/25, 144A	200,000	211,000
8.875%, 5/15/27, 144A	250,000	263,125
Golden Nugget, Inc.
6.75%, 10/15/24, 144A	320,000	259,397
8.75%, 10/1/25, 144A	230,000	152,516
Group 1 Automotive, Inc.
5.00%, 6/1/22	225,000	221,201
IRB Holding Corp., 144A
6.75%, 2/15/26	150,000	140,971
L Brands, Inc.
5.625%, 2/15/22	361,000	352,778
5.625%, 10/15/23	100,000	95,260
5.25%, 2/1/28	150,000	127,285
7.50%, 6/15/29	150,000	132,347
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	100,000	89,375
2.875%, 2/15/23	150,000	114,750
3.625%, 6/1/24	200,000	139,000
Michaels Stores, Inc., 144A
8.00%, 7/15/27(a)	150,000	121,097
Penske Automotive Group, Inc.
5.75%, 10/1/22	175,000	175,983
5.50%, 5/15/26	150,000	148,097
PetSmart, Inc.
7.125%, 3/15/23, 144A	750,000	729,844
8.875%, 6/1/25, 144A	75,000	74,672
Rite Aid Corp.
6.125%, 4/1/23, 144A	368,000	343,390
7.50%, 7/1/25, 144A	150,000	149,344
Sally Holdings LLC / Sally Capital, Inc.
5.625%, 12/1/25	200,000	195,521
Staples, Inc.
7.50%, 4/15/26, 144A	600,000	525,534
10.75%, 4/15/27, 144A	300,000	204,806
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/1/24	150,000	151,967

(Cost $5,977,186)		5,833,229

Consumer, Non-cyclical - 20.1%
Agriculture - 0.6%
JBS Investments II GmbH
7.00%, 1/15/26, 144A	150,000	159,784
5.75%, 1/15/28, 144A	250,000	249,644
Vector Group Ltd.
6.125%, 2/1/25, 144A	250,000	245,154
10.50%, 11/1/26, 144A	150,000	151,847

(Cost $825,971)		806,429

Commercial Services - 3.5%
Adani Abbot Point Terminal Pty Ltd., 144A
4.45%, 12/15/22(a)	100,000	85,405
Algeco Global Finance PLC, 144A
8.00%, 2/15/23(a)	150,000	136,967
Allied Universal Holdco LLC / Allied Universal Finance Corp., 144A
9.75%, 7/15/27	300,000	319,622
APX Group, Inc.
7.875%, 12/1/22	262,000	262,816
7.625%, 9/1/23(a)	100,000	91,364
6.75%, 2/15/27, 144A	150,000	141,539
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
10.50%, 5/15/25, 144A	150,000	167,637
5.75%, 7/15/27, 144A	100,000	76,816
Garda World Security Corp., 144A
9.50%, 11/1/27	150,000	156,028
Herc Holdings, Inc., 144A
5.50%, 7/15/27	375,000	365,379
MPH Acquisition Holdings LLC, 144A
7.125%, 6/1/24	450,000	426,098
Nielsen Co. Luxembourg SARL
5.50%, 10/1/21, 144A	235,000	235,955
5.00%, 2/1/25, 144A(a)	200,000	201,373
Nielsen Finance LLC / Nielsen Finance Co., 144A
5.00%, 4/15/22	535,000	535,361
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A
6.25%, 1/15/28	350,000	332,719
Refinitiv US Holdings, Inc., 144A
8.25%, 11/15/26	500,000	548,033
Sotheby’s, 144A
7.375%, 10/15/27(a)	200,000	182,463
Team Health Holdings, Inc., 144A
6.375%, 2/1/25(a)	233,000	130,141
Verscend Escrow Corp., 144A
9.75%, 8/15/26	300,000	323,447

(Cost $4,829,241)		4,719,163

Cosmetics/Personal Care - 0.4%
Avon Products, Inc.
7.00%, 3/15/23(a)	178,000	174,971

Coty, Inc., 144A
6.50%, 4/15/26	150,000	124,598
Edgewell Personal Care Co.
4.70%, 5/24/22	100,000	103,312
5.50%, 6/1/28, 144A	150,000	155,813
Revlon Consumer Products Corp.
6.25%, 8/1/24	110,000	18,001

(Cost $653,324)		576,695

Food - 3.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.625%, 6/15/24	345,000	357,805
5.75%, 3/15/25	400,000	412,542
7.50%, 3/15/26, 144A	250,000	279,647
5.875%, 2/15/28, 144A	175,000	187,720
B&G Foods, Inc.
5.25%, 4/1/25	300,000	309,031
5.25%, 9/15/27	150,000	154,280
JBS USA LUX SA / JBS USA Finance, Inc., 144A
6.75%, 2/15/28	300,000	325,389
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
6.50%, 4/15/29, 144A	450,000	490,414
5.50%, 1/15/30, 144A	400,000	415,926
Pilgrim’s Pride Corp., 144A
5.875%, 9/30/27	280,000	291,848
Post Holdings, Inc.
5.625%, 1/15/28, 144A	80,000	83,985
5.50%, 12/15/29, 144A	380,000	397,980
Sigma Holdco BV, 144A
7.875%, 5/15/26	200,000	205,463
US Foods, Inc.
5.875%, 6/15/24, 144A	167,000	162,008
6.25%, 4/15/25, 144A	250,000	260,313

(Cost $4,171,060)		4,334,351

Healthcare-Services - 5.9%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	200,000	199,979
AHP Health Partners, Inc., 144A
9.75%, 7/15/26	150,000	155,034
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	936,000	910,845
9.875%, 6/30/23, 144A	950,000	763,463
8.625%, 1/15/24, 144A	250,000	252,029
8.125%, 6/30/24, 144A	50,000	35,844
6.625%, 2/15/25, 144A	325,000	314,640
8.00%, 3/15/26, 144A	600,000	587,529
8.00%, 12/15/27, 144A	234,000	225,371
6.875%, 4/1/28, 144A	474,000	177,750
Envision Healthcare Corp., 144A
8.75%, 10/15/26	300,000	133,068
LifePoint Health, Inc., 144A
6.75%, 4/15/25	225,000	237,938
MEDNAX, Inc.
5.25%, 12/1/23, 144A	300,000	294,781
6.25%, 1/15/27, 144A	250,000	234,539
Radiology Partners, Inc., 144A
9.25%, 2/1/28	230,000	222,094
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A
9.75%, 12/1/26	450,000	488,545
Select Medical Corp., 144A
6.25%, 8/15/26	375,000	389,923
Surgery Center Holdings, Inc., 144A
10.00%, 4/15/27(a)	100,000	99,856
Tenet Healthcare Corp.
8.125%, 4/1/22	775,000	811,599
6.75%, 6/15/23	400,000	420,042
5.125%, 5/1/25	350,000	356,274
7.00%, 8/1/25(a)	350,000	353,974
6.25%, 2/1/27, 144A	400,000	412,626

(Cost $8,452,717)		8,077,743

Household Products/Wares - 0.2%
Spectrum Brands, Inc.
5.75%, 7/15/25
(Cost $330,218)	329,000	339,625

Pharmaceuticals - 6.3%
Bausch Health Americas, Inc.
9.25%, 4/1/26, 144A	500,000	556,343
8.50%, 1/31/27, 144A	200,000	219,033
Bausch Health Cos., Inc.
6.125%, 4/15/25, 144A	915,000	930,916
9.00%, 12/15/25, 144A	805,000	885,013
7.00%, 1/15/28, 144A	200,000	210,589
6.25%, 2/15/29, 144A	350,000	360,465
7.25%, 5/30/29, 144A	250,000	270,077
5.25%, 1/30/30, 144A	700,000	691,687
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.00%, 7/15/23, 144A	410,000	316,977
6.00%, 2/1/25, 144A(a)	320,000	234,723
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.75%, 8/1/22, 144A	200,000	47,375
5.625%, 10/15/23, 144A	150,000	33,547
Par Pharmaceutical, Inc., 144A
7.50%, 4/1/27	500,000	510,922
Teva Pharmaceutical Finance Co. BV
Series 2, 3.65%, 11/10/21	200,000	198,687
2.95%, 12/18/22	300,000	287,918

Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	800,000	758,084
6.00%, 4/15/24(a)	300,000	308,840
7.125%, 1/31/25, 144A	300,000	322,532
3.15%, 10/1/26	1,050,000	946,528
6.75%, 3/1/28(a)	450,000	482,542

(Cost $8,373,766)		8,572,798

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena AB, 144A
7.00%, 2/1/24(a)
(Cost $144,203)	150,000	135,547

Energy - 9.7%
Coal - 0.2%
Peabody Energy Corp.
6.00%, 3/31/22, 144A(a)	175,000	119,547
6.375%, 3/31/25, 144A(a)	145,000	78,753

(Cost $301,071)		198,300

Oil & Gas - 7.1%
Antero Resources Corp.
5.375%, 11/1/21(a)	175,000	157,111
5.125%, 12/1/22	150,000	105,334
5.625%, 6/1/23	40,000	23,325
5.00%, 3/1/25	425,000	239,328
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.00%, 4/1/22, 144A	326,000	286,265
7.00%, 11/1/26, 144A	175,000	119,101
Baytex Energy Corp.
5.625%, 6/1/24, 144A	100,000	51,365
8.75%, 4/1/27, 144A	150,000	76,219
Bruin E&P Partners LLC, 144A
8.875%, 8/1/23	200,000	5,000
California Resources Corp., 144A
8.00%, 12/15/22	600,000	12,000
Callon Petroleum Co.
6.25%, 4/15/23	175,000	57,205
6.125%, 10/1/24	235,000	75,934
6.375%, 7/1/26	100,000	28,356
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A
11.00%, 4/15/25(a)	170,000	155,230
Cenovus Energy, Inc.
3.80%, 9/15/23	100,000	95,336
Chesapeake Energy Corp., 144A
11.50%, 1/1/25	816,000	55,080
Citgo Holding, Inc., 144A
9.25%, 8/1/24	440,000	424,875
Comstock Resources, Inc.
7.50%, 5/15/25, 144A	200,000	179,500
9.75%, 8/15/26	255,000	237,906
Continental Resources, Inc.
4.50%, 4/15/23	450,000	418,635
Denbury Resources, Inc.
9.25%, 3/31/22, 144A	250,000	100,879
7.75%, 2/15/24, 144A	70,000	28,955
Extraction Oil & Gas, Inc., 144A
5.625%, 2/1/26	265,000	16,843
Gulfport Energy Corp.
6.00%, 10/15/24	175,000	102,922
6.375%, 5/15/25	150,000	75,547
Hilcorp Energy I LP / Hilcorp Finance Co.
5.00%, 12/1/24, 144A	175,000	154,638
5.75%, 10/1/25, 144A	150,000	132,950
6.25%, 11/1/28, 144A	150,000	128,784
Laredo Petroleum, Inc.
9.50%, 1/15/25	200,000	140,313
10.125%, 1/15/28	130,000	89,469
Matador Resources Co.
5.875%, 9/15/26	315,000	235,256
MEG Energy Corp.
7.00%, 3/31/24, 144A(a)	174,000	167,928
7.125%, 2/1/27, 144A	350,000	319,811
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26, 144A	200,000	105,892
10.50%, 5/15/27, 144A	150,000	86,409
Murphy Oil Corp.
6.875%, 8/15/24	180,000	174,619
5.75%, 8/15/25	115,000	107,968
5.875%, 12/1/27	172,000	160,229
Nabors Industries Ltd.
7.25%, 1/15/26, 144A	170,000	97,431
7.50%, 1/15/28, 144A	120,000	66,375
Nabors Industries, Inc.
5.75%, 2/1/25	250,000	78,411
Noble Holding International Ltd.
7.95%, 4/1/25	150,000	5,047
7.875%, 2/1/26, 144A	225,000	59,387
Oasis Petroleum, Inc.
6.875%, 3/15/22	237,000	43,993
Occidental Petroleum Corp.
3.125%, 2/15/22	350,000	328,895
2.70%, 8/15/22	100,000	92,500
2.70%, 2/15/23	300,000	258,840
6.95%, 7/1/24	150,000	136,545
7.50%, 5/1/31	260,000	214,500
7.875%, 9/15/31	115,000	96,025
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/25	230,000	211,778
6.00%, 2/15/28, 144A	265,000	223,425

PDC Energy, Inc.
6.125%, 9/15/24	120,000	114,163
Puma International Financing SA
5.125%, 10/6/24, 144A	200,000	169,000
5.00%, 1/24/26, 144A	250,000	211,869
QEP Resources, Inc.
5.375%, 10/1/22	150,000	85,982
5.25%, 5/1/23	200,000	107,125
5.625%, 3/1/26	150,000	80,527
Range Resources Corp.
5.00%, 8/15/22	50,000	46,906
5.00%, 3/15/23(a)	302,000	274,127
4.875%, 5/15/25(a)	200,000	167,875
9.25%, 2/1/26, 144A	150,000	140,648
Seven Generations Energy Ltd., 144A
6.75%, 5/1/23(a)	100,000	96,615
SM Energy Co.
6.125%, 11/15/22	150,000	90,527
5.00%, 1/15/24	100,000	54,365
5.625%, 6/1/25	200,000	104,729
6.75%, 9/15/26	175,000	89,873
6.625%, 1/15/27	100,000	49,791
Southwestern Energy Co.
6.20%, 1/23/25(a)	257,000	231,637
7.50%, 4/1/26(a)	200,000	184,631
Transocean, Inc.
7.50%, 1/15/26, 144A(a)	450,000	247,500
8.00%, 2/1/27, 144A	200,000	111,000
Valaris PLC
4.875%, 6/1/22	200,000	20,703
7.75%, 2/1/26	300,000	23,054

(Cost $14,345,720)		9,748,316

Oil & Gas Services - 0.4%
SESI LLC
7.125%, 12/15/21	170,000	68,531
7.75%, 9/15/24	107,000	36,770
Weatherford International Ltd., 144A
11.00%, 12/1/24	650,000	436,719

(Cost $978,257)		542,020

Pipelines - 2.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	200,000	167,625
5.75%, 3/1/27, 144A	220,000	173,944
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A
6.125%, 11/15/22	265,000	259,216
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/1/23	240,000	229,225
5.75%, 4/1/25	125,000	116,639
5.625%, 5/1/27, 144A	189,000	165,026
EnLink Midstream LLC
5.375%, 6/1/29(a)	150,000	116,564
EnLink Midstream Partners LP
4.40%, 4/1/24	280,000	225,572
4.15%, 6/1/25	50,000	40,380
4.85%, 7/15/26	206,000	166,429
Genesis Energy LP / Genesis Energy Finance Corp.
6.00%, 5/15/23	155,000	146,653
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/1/23	200,000	152,623
7.50%, 4/15/26(a)	100,000	69,797
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/1/23, 144A	170,000	166,705
5.50%, 9/15/24, 144A	213,000	204,079
6.00%, 3/1/27, 144A	130,000	120,006
5.50%, 1/15/28, 144A	235,000	210,817

(Cost $2,635,995)		2,731,300

Financial - 7.0%
Banks - 0.2%
Freedom Mortgage Corp.
8.125%, 11/15/24, 144A	200,000	185,729
8.25%, 4/15/25, 144A	100,000	92,811

(Cost $294,561)		278,540

Diversified Financial Services - 3.0%
Credit Acceptance Corp.
6.625%, 3/15/26	125,000	118,125
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23, 144A	235,000	240,312
9.125%, 7/15/26, 144A	250,000	256,641
6.00%, 1/15/27, 144A	170,000	153,399
Navient Corp.
Series MTN, 7.25%, 1/25/22	245,000	244,320
5.50%, 1/25/23	325,000	310,578
7.25%, 9/25/23	275,000	264,857
Series MTN, 6.125%, 3/25/24	100,000	94,062
5.875%, 10/25/24	150,000	138,283
6.75%, 6/25/25	100,000	94,312
6.75%, 6/15/26	200,000	184,463
5.00%, 3/15/27	320,000	274,600
NFP Corp., 144A
6.875%, 7/15/25	225,000	217,263

Springleaf Finance Corp.
7.75%, 10/1/21	225,000	231,137
6.875%, 3/15/25	600,000	594,189
8.875%, 6/1/25	100,000	104,250
7.125%, 3/15/26	327,000	322,862
6.625%, 1/15/28	200,000	191,463

(Cost $4,151,421)		4,035,116

Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.
7.00%, 11/15/25, 144A	300,000	285,566
10.125%, 8/1/26, 144A	110,000	116,101
Ardonagh Midco 3 PLC, 144A
8.625%, 7/15/23	130,000	130,989
AssuredPartners, Inc., 144A
7.00%, 8/15/25	150,000	147,467
Genworth Holdings, Inc.
7.625%, 9/24/21	200,000	185,361

(Cost $866,699)		865,484

Real Estate - 0.3%
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.25%, 12/1/21, 144A	200,000	191,563
4.875%, 6/1/23, 144A(a)	200,000	178,625
9.375%, 4/1/27, 144A	100,000	87,335

(Cost $498,249)		457,523

Real Estate Investment Trusts - 2.9%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A
5.75%, 5/15/26	300,000	228,702
CBL & Associates LP
5.25%, 12/1/23	100,000	24,364
5.95%, 12/15/26	200,000	48,581
iStar, Inc.
5.25%, 9/15/22	133,000	128,875
4.75%, 10/1/24	175,000	157,956
4.25%, 8/1/25	200,000	175,875
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 3/15/22, 144A	192,000	180,118
5.25%, 10/1/25, 144A	100,000	85,364
4.25%, 2/1/27, 144A	210,000	176,006
Service Properties Trust
5.00%, 8/15/22	100,000	92,121
4.50%, 6/15/23	100,000	88,480
4.35%, 10/1/24	250,000	220,354
4.75%, 10/1/26	150,000	123,083
4.95%, 2/15/27	150,000	121,407
3.95%, 1/15/28	100,000	77,191
4.95%, 10/1/29	150,000	120,304
4.375%, 2/15/30	100,000	76,195
Starwood Property Trust, Inc.
5.00%, 12/15/21	225,000	221,133
4.75%, 3/15/25	150,000	129,547
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.125%, 12/15/24, 144A	30,000	27,207
7.875%, 2/15/25, 144A	675,000	688,078
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	150,000	147,094
8.25%, 10/15/23	494,000	465,756
Washington Prime Group LP
6.45%, 8/15/24(a)	250,000	148,291

(Cost $4,342,940)		3,952,082

Industrial - 6.6%
Aerospace/Defense - 3.3%
Bombardier, Inc.
8.75%, 12/1/21, 144A	400,000	291,126
5.75%, 3/15/22, 144A	150,000	100,084
6.00%, 10/15/22, 144A	150,000	97,219
6.125%, 1/15/23, 144A	500,000	305,302
7.50%, 12/1/24, 144A	460,000	281,610
7.50%, 3/15/25, 144A	350,000	213,719
7.875%, 4/15/27, 144A	500,000	299,077
Signature Aviation US Holdings, Inc., 144A
5.375%, 5/1/26	160,000	153,898
Spirit AeroSystems, Inc.
7.50%, 4/15/25, 144A	300,000	299,814
4.60%, 6/15/28	215,000	172,000
SSL Robotics LLC, 144A
9.75%, 12/31/23	300,000	326,437
TransDigm, Inc.
6.50%, 7/15/24	200,000	196,521
6.50%, 5/15/25	300,000	291,032
6.375%, 6/15/26	406,000	378,518
5.50%, 11/15/27, 144A	850,000	773,343
Triumph Group, Inc.
6.25%, 9/15/24, 144A	223,000	191,803
7.75%, 8/15/25(a)	150,000	98,047

(Cost $5,582,015)		4,469,550

Building Materials - 0.2%
Cornerstone Building Brands, Inc., 144A
8.00%, 4/15/26
(Cost $202,842)	209,000	200,503

Electrical Components & Equipment - 0.3%
Energizer Holdings, Inc.
6.375%, 7/15/26, 144A	200,000	211,463
7.75%, 1/15/27, 144A	200,000	218,463

(Cost $424,728)		429,926

Electronics - 0.3%
Sensata Technologies BV
5.625%, 11/1/24, 144A	130,000	136,475
5.00%, 10/1/25, 144A	220,000	228,823

(Cost $361,677)		365,298

Engineering & Construction - 0.2%
Brand Industrial Services, Inc., 144A
8.50%, 7/15/25
(Cost $328,320)	316,000	279,854

Environmental Control - 0.2%
Covanta Holding Corp.
5.875%, 3/1/24	150,000	150,922
6.00%, 1/1/27	175,000	172,998

(Cost $333,648)		323,920

Machinery-Diversified - 0.2%
Maxim Crane Works Holdings Capital LLC, 144A
10.125%, 8/1/24	162,000	158,372
Welbilt, Inc.
9.50%, 2/15/24	75,000	67,875

(Cost $236,283)		226,247

Packaging & Containers - 1.6%
Flex Acquisition Co., Inc.
6.875%, 1/15/25, 144A	190,000	192,258
7.875%, 7/15/26, 144A	150,000	150,436
LABL Escrow Issuer LLC
6.75%, 7/15/26, 144A	200,000	208,911
10.50%, 7/15/27, 144A	200,000	210,581
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/24, 144A	480,000	477,895
7.25%, 4/15/25, 144A	400,000	359,246
Owens-Brockway Glass Container, Inc., 144A
6.625%, 5/13/27	150,000	158,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A
7.00%, 7/15/24	250,000	251,914
Trivium Packaging Finance BV, 144A
8.50%, 8/15/27	215,000	227,322

(Cost $2,304,318)		2,236,813

Transportation - 0.1%
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23(a)
(Cost $152,622)	150,000	125,047

Trucking & Leasing - 0.2%
Fortress Transportation and Infrastructure Investors LLC
6.75%, 3/15/22, 144A	225,000	208,756
6.50%, 10/1/25, 144A	100,000	84,115

(Cost $305,800)		292,871

Technology - 2.8%
Computers - 1.3%
Banff Merger Sub, Inc., 144A
9.75%, 9/1/26	450,000	453,080
Diebold Nixdorf, Inc.
8.50%, 4/15/24(a)	125,000	92,956
Exela Intermediate LLC / Exela Finance, Inc., 144A
10.00%, 7/15/23	320,000	56,000
NCR Corp.
5.00%, 7/15/22	50,000	50,126
6.375%, 12/15/23	200,000	204,999
8.125%, 4/15/25, 144A	100,000	108,125
5.75%, 9/1/27, 144A	150,000	150,061
6.125%, 9/1/29, 144A	150,000	149,653
Presidio Holdings, Inc.
4.875%, 2/1/27, 144A	130,000	129,330
8.25%, 2/1/28, 144A	115,000	113,922
Vericast Corp., 144A
8.375%, 8/15/22	250,000	190,566

(Cost $2,048,638)		1,698,818

Software - 1.5%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/1/25	370,000	370,621
Dun & Bradstreet Corp.
6.875%, 8/15/26, 144A	200,000	217,469
10.25%, 2/15/27, 144A	200,000	222,963
Rackspace Hosting, Inc., 144A
8.625%, 11/15/24(a)	390,000	407,794
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/1/24	595,000	606,219
Veritas US, Inc. / Veritas Bermuda Ltd., 144A
10.50%, 2/1/24(a)	300,000	274,093

(Cost $2,090,443)		2,099,159

Utilities - 2.5%
Electric - 1.9%
Calpine Corp.
5.50%, 2/1/24	200,000	202,123
5.75%, 1/15/25	350,000	358,969
4.50%, 2/15/28, 144A	50,000	50,328
5.125%, 3/15/28, 144A	700,000	712,687
Clearway Energy Operating LLC
5.75%, 10/15/25	225,000	240,094
Drax Finco PLC, 144A
6.625%, 11/1/25	100,000	105,386
InterGen NV, 144A
7.00%, 6/30/23	160,000	156,800
Talen Energy Supply LLC
10.50%, 1/15/26, 144A	400,000	317,162
7.25%, 5/15/27, 144A	150,000	153,446
6.625%, 1/15/28, 144A	100,000	98,394
7.625%, 6/1/28, 144A	50,000	50,630
TransAlta Corp.
4.50%, 11/15/22	169,000	169,106

(Cost $2,650,449)		2,615,125

Gas - 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	150,000	157,216
5.50%, 5/20/25	225,000	234,701
5.875%, 8/20/26	200,000	212,563
5.75%, 5/20/27	180,000	191,809

(Cost $764,833)		796,289

TOTAL CORPORATE BONDS (Cost $142,584,397)		133,127,036

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 5.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c) (Cost $7,251,497)	7,251,497	7,251,497

CASH EQUIVALENTS - 0.7%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b) (Cost $922,377)	922,377	922,377

TOTAL INVESTMENTS - 103.5% (Cost $150,758,271)		$141,300,910
Other assets and liabilities, net - (3.5%)		(4,785,985)

NET ASSETS - 100.0%		$136,514,925

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL — 5.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c)
9,810,481	—	(2,558,984)(d)	—	—	87,583	—	7,251,497	7,251,497
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b)
2,360,073	19,657,411	(21,095,107)	—	—	9,339	—	922,377	922,377

12,170,554	19,657,411	(23,654,091)	—	—	96,922	—	8,173,874	8,173,874

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $7,457,163, which is 5.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $513,016.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.

MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(e)	$—	$133,127,036	$—	$133,127,036
Short-Term Investments(e)	8,173,874	—	—	8,173,874

TOTAL	$8,173,874	$133,127,036	$—	$141,300,910

(e)	See Schedule of Investments for additional detailed categorizations.